Reverse Capitalization	12 Months Ended
Dec. 31, 2022
Reverse Capitalization [Abstract]
Reverse Capitalization
Note 2. Reverse Capitalization
On April 20, 2021, the Merger was consummated.
Pursuant to the Business Combination Agreement, at Closing, the Company underwent a pre-closing
reorganization wherein all existing classes of shares of Maven Topco (except for certain preference shares which were redeemed and cancelled as part of the reorganization) were exchanged for newly issued ordinary shares of the Company (“Genius ordinary shares”). Additionally, solely with respect to the Incentive Securities (defined below in Note 17 –
Stock-based Compensation
) of Maven Topco that were unvested prior to such reorganization and because the holders of such shares executed and delivered support agreements agreeing to the vesting and restrictions provisions therein, such shares were exchanged for the Company’s restricted shares. See Note 17 –
Stock-based Compensation
.
Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, the following has occurred: (a) dMY’s issued and outstanding shares of Class B shares have converted automatically on a one-for-one
basis into Class A shares; and (b) Genius Merger Sub, Inc, a whole-owned subsidiary of the Company, has merged with and into dMY, with dMY continuing as the surviving company, as a result of which (i) dMY has become a wholly-owned subsidiary of the Company; (ii) each issued and outstanding unit of dMY, consisting of one Class A share and one-third
of one warrant were automatically detached, (iii) each issued and outstanding Class A share was converted into the right to receive one Genius ordinary share; (iv) each issued and outstanding dMY warrant to purchase a share of dMY Class A common stock have become exercisable for one Genius ordinary share. Additionally, pursuant to the Business Combination Agreement, certain dMY shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 1,296 shares of dMY common stock for gross redemption payments of $12,966.
Concurrently with the execution of the Business Combination Agreement, a number of accredited and institutional investors (the “PIPE Investors”) subscribed to purchase an aggregate of 33,000,000 Genius ordinary shares, for a purchase price of $10.00 per share, for an aggregate purchase price of $330,000,000, to be issued immediately prior to or substantially concurrently with the Closing (the “PIPE Investment”). The PIPE Investment was also consummated on April 20, 2021.

The Merger was accounted for as a reverse capitalization in accordance with US GAAP. Under this method of accounting, dMY was treated as the “acquired” company for financial reporting purposes and the Merger was treated as the equivalent of the Company issuing stock for the net assets of dMY, accompanied by a recapitalization. See “Basis of Presentation and Principles of Consolidation” in Note 1 -–
Description of Business and Summary of Significant Accounting Policies
for further details. In connection with the Merger, the Company raised gross proceeds of $606.3 million including the contribution of $276.3 million of cash held in dMY’s trust account from its initial public offering and gross proceeds from PIPE Investment of $330 million less issuance costs of $13.2 million.
Pursuant to the Business Combination Agreement, with the proceeds raised, the Company paid for redemption of certain preference shares of Maven Topco of $292.7 million, repaid certain loans granted by Maven Topco of $96.9 million and made a catch-up
payment of $15.7 million related to certain executive’s holdings of the Company’s Incentive Securities (net of proceeds from repayment of certain employee loan).
In connection with the Merger, the Company incurred direct and incremental transaction costs of approximately $20.2 million associated with equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in
capital as a reduction of proceeds in the consolidated statements of changes in temporary equity and shareholders’ equity (deficit).
The number of Genius ordinary shares issued immediately following the consummation of the Merger was:

dMY Class A common stock outstanding prior to the Merger	27,600,000
Less: redemption of dMY shares	1,296

Genius ordinary shares issued to dMY Class A common stockholders	27,598,704
Genius ordinary shares issued to dMY Class B common stockholders	6,900,000
Genius ordinary shares issued to PIPE Investors	33,000,000

Total Genius ordinary shares issued in connection with the Merger and PIPE Investment	67,498,704
Genius ordinary shares converted from legacy Maven Topco shares (1)	100,137,777

Total Genius ordinary shares issued immediately after the Merger	167,636,481

(1)
Includes 79,587,346 Genius ordinary shares converted from existing classes of shares of Maven Topco and 20,550,431 Genius ordinary shares related to vested rollover Incentive Securities. See Note 17 – Stock-based Compensation for further details.